Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Funds III
Entity Central Index Key	0000893818
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
BlackRock Cash Funds: Institutional - SL Agency Shares
Shareholder Report [Line Items]
Fund Name	BlackRock Cash Funds: Institutional
Class Name	SL Agency Shares
Trading Symbol	BISXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Cash Funds: Institutional (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Money Market Master Portfolio

(the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(888) 204-3956
.
Additional Information Phone Number	(888) 204-3956
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SL Agency Shares	$ 5 (a)	0.09% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 5	[1]
Expense Ratio, Percent	0.09%	[1]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Net Assets	$ 66,762,107,813
Holdings Count | Holdings	1
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 66,762,107,813
Number of Portfolio Holdings	1

BlackRock Cash Funds: Treasury Institutional Shares
Shareholder Report [Line Items]
Fund Name	BlackRock Cash Funds: Treasury
Class Name	Institutional Shares
Trading Symbol	BRIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Cash Funds: Treasury (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Treasury Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(888) 204-3956
.
Additional Information Phone Number	(888) 204-3956
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$ 6 (a)	0.12% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 6	[1]
Expense Ratio, Percent	0.12%	[1]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Net Assets	$ 20,463,878,782
Holdings Count | Holdings	1
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 20,463,878,782
Number of Portfolio Holdings	1

BlackRock Cash Funds: Treasury SL Agency Shares
Shareholder Report [Line Items]
Fund Name	BlackRock Cash Funds: Treasury
Class Name	SL Agency Shares
Trading Symbol	XTSLA
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Cash Funds: Treasury (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the Treasury Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(888) 204-3956
.
Additional Information Phone Number	(888) 204-3956
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SL Agency Shares	$ 5 (a)	0.09% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 5	[1]
Expense Ratio, Percent	0.09%	[1]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Net Assets	$ 20,463,878,782
Holdings Count | Holdings	1
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 20,463,878,782
Number of Portfolio Holdings	1

iShares S&P 500 Index Fund Institutional Shares
Shareholder Report [Line Items]
Fund Name	iShares S&P 500 Index Fund
Class Name	Institutional Shares
Trading Symbol	BSPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares S&P 500 Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the S&P 500

Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$ 5 (a)	0.10% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 5	[1]
Expense Ratio, Percent	0.10%	[1]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	15.22%	24.41%	14.94%	12.75%
S&P 500 ® Index	15.29	24.56	15.05	12.86

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 41,780,034,318
Holdings Count | Holdings	1
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 41,780,034,318
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	4%

Updated Prospectus Web Address	blackrock.com
iShares S&P 500 Index Fund Service Shares
Shareholder Report [Line Items]
Fund Name	iShares S&P 500 Index Fund
Class Name	Service Shares
Trading Symbol	BSPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares S&P 500 Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the S&P 500

Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$ 12 (a)	0.22% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 12	[1]
Expense Ratio, Percent	0.22%	[1]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Service Shares	15.15%	24.25%	14.80%	12.61%
S&P 500 ® Index	15.29	24.56	15.05	12.86

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 41,780,034,318
Holdings Count | Holdings	1
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 41,780,034,318
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	4%

Updated Prospectus Web Address	blackrock.com
iShares S&P 500 Index Fund Investor A Shares
Shareholder Report [Line Items]
Fund Name	iShares S&P 500 Index Fund
Class Name	Investor A Shares
Trading Symbol	BSPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares S&P 500 Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the S&P 500

Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$ 19 (a)	0.35% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 19	[1]
Expense Ratio, Percent	0.35%	[1]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	15.07%	24.09%	14.65%	12.47%
S&P 500 ® Index	15.29	24.56	15.05	12.86

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 41,780,034,318
Holdings Count | Holdings	1
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 41,780,034,318
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	4%

Updated Prospectus Web Address	blackrock.com
iShares S&P 500 Index Fund Investor P Shares
Shareholder Report [Line Items]
Fund Name	iShares S&P 500 Index Fund
Class Name	Investor P Shares
Trading Symbol	BSPPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares S&P 500 Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the S&P 500

Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$ 19 (a)	0.35% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 19	[1]
Expense Ratio, Percent	0.35%	[1]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor P Shares	15.07%	24.09%	14.65%	12.47%
Investor P Shares (with sales charge)	9.03	17.58	13.42	11.86
S&P 500 ® Index	15.29	24.56	15.05	12.86

Performance Inception Date	Aug. 06, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 41,780,034,318
Holdings Count | Holdings	1
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 41,780,034,318
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	4%

Updated Prospectus Web Address	blackrock.com
iShares S&P 500 Index Fund Class G Shares
Shareholder Report [Line Items]
Fund Name	iShares S&P 500 Index Fund
Class Name	Class G Shares
Trading Symbol	BSPGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares S&P 500 Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the S&P 500

Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G Shares	$ 1 (a)	0.01% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 1	[1]
Expense Ratio, Percent	0.01%	[1]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class G Shares	15.27%	24.51%	15.04%	12.84%
S&P 500 ® Index	15.29	24.56	15.05	12.86

Performance Inception Date	Jul. 01, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 41,780,034,318
Holdings Count | Holdings	1
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 41,780,034,318
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	4%

Updated Prospectus Web Address	blackrock.com
iShares S&P 500 Index Fund Class K Shares
Shareholder Report [Line Items]
Fund Name	iShares S&P 500 Index Fund
Class Name	Class K Shares
Trading Symbol	WFSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares S&P 500 Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	The Fund invests all of its assets in the S&P 500

Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
Additional Information Phone Number	(800) 441-7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$ 2 (a)	0.03% (a)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 2	[1]
Expense Ratio, Percent	0.03%	[1]
Expenses Represent Both Master and Feeder [Text]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	15.26%	24.49%	15.02%	12.83%
S&P 500 ® Index	15.29	24.56	15.05	12.86

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 41,780,034,318
Holdings Count | Holdings	1
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$ 41,780,034,318
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	4%

Updated Prospectus Web Address	blackrock.com

[1]	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.